Summary of Significant Accounting Policies - Additional Information (Detail) $ / shares in Units, ¥ in Thousands						12 Months Ended
		Feb. 05, 2021 USD ($) $ / shares shares	Apr. 01, 2019	Mar. 30, 2019	May 01, 2018	Dec. 31, 2021 CNY (¥) Segment Customer shares	Dec. 31, 2021 USD ($) Segment Customer	Dec. 31, 2020 CNY (¥) Customer shares	Dec. 31, 2019 CNY (¥) Customer	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 30, 2021	Dec. 31, 2020 $ / shares
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Exchange rate of one US$ to RMB											6.3726
Goodwill						¥ 4,071,391		¥ 4,071,391		$ 638,890,000
Goodwill, impairment loss | ¥						0		0	¥ 0
Deferred revenue, revenue recognized						1,315,667	$ 206,457,000
Contract liability | ¥						¥ 0
Revenue, practical expedient, incremental cost of obtaining contract						true	true
Advertising expenditures						¥ 1,341,623	$ 210,530,000	1,795,330	1,649,660
Number of operating segment | Segment						1	1
Total expenses for employee benefits						¥ 418,517	$ 65,677,000	¥ 241,951	¥ 344,829
Foreign currency exchange rate appreciation (depreciation)						2.40%	2.40%	6.70%	(1.20%)
Weighted Average Remaining Lease Term						1 year 1 month 6 days				1 year 1 month 6 days
Weighted average discount rate						6.69%				6.69%
Operating leases, rental expenses						¥ 138,009	$ 21,657,000	¥ 119,855	¥ 72,185
Common stock shares value	[1]					¥ 8,523		¥ 8,089		$ 1,337,000
Common stock shares authorised | shares						400,000,000,000		400,000,000,000		400,000,000,000
Common stock shares par value per share | $ / shares										$ 0.0025		$ 0.0025
Gain loss on short term investment						¥ 164,070	25,746,000
ADR [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Common stock shares value | $		$ 1,000,000,000
Common stock shares authorised | shares		400,000,000,000
Common stock shares par value per share | $ / shares		$ 0.0025
Stock holders equity note stock split		one ADS representing four ordinary shares
Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Government grants						51,685	8,111,000	¥ 210,022	147,694
Vat Refunds						231,452	$ 36,320,000	218,412	¥ 293,008
Credit Concentration Risk [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents, restricted cash and term deposits						¥ 20,827,823		¥ 14,647,324		$ 3,268,339,000
Customer Concentration Risk [Member] | Net Revenues [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Number of customers represented greater than 10% | Customer						0	0	0	0
Customer Concentration Risk [Member] | Net Revenues [Member] | Customer [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage						10.00%	10.00%	10.00%	10.00%
Beijing Prbrownies Software Co., Ltd. | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate				13.00%		10.00%	10.00%
Tianjin Autohome Software Co., Ltd. [Member] | Other income, net
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax refund rate						10.00%	10.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate			13.00%
Value added tax rate after refund				3.00%	3.00%
Leads Generation Services [Member] | Beijing Prbrownies Software Co., Ltd. | Other income, net | Minimum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate				16.00%
Leads Generation Services [Member] | Tianjin Autohome Software Co., Ltd. [Member] | Other income, net | Maximum [Member]
Schedule Of Organization And Summary Of Significant Accounting Policies [Line Items]
Value added tax rate				16.00%		13.00%	13.00%
Value added tax rate after refund						3.00%	3.00%

[1]	Par value per share and the number of shares have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that were effective on February 5, 2021 as detailed in Note 2(a).